Shareholders' Equity	8 Months Ended
Sep. 30, 2012
Shareholders’ Equity [Abstract]
Shareholders’ Equity

Note 9 — Shareholders’ Equity

Preferred Stock

The Company’s amended and restated memorandum and articles of association authorizes the issuance of an unlimited number of preferred shares divided into five classes, Class A through Class E each with such designation, rights and preferences as may be determined by our board of directors. No preferred shares are currently issued or outstanding.

Ordinary Shares

The Company is authorized to issue an unlimited number of ordinary shares with no par value per share.

In connection with the organization of the Company, a total of 1,533,333 ordinary shares were sold to the founders (“Initial Shareholders”) at a price of approximately $0.02 per share for an aggregate of $25,000 (the “Initial Shares”).    As a result of the partial exercise of the over-allotment option by the underwriter in the Public Offering, the Company’s Initial Shareholders were required to forfeit an aggregate of 133,333 Initial Shares on November 29, 2012.

The Initial Shareholders have agreed not to transfer, assign or sell any of the Initial Shares (except to permitted transferees) until (i) with respect to 20% of such shares, upon consummation of an initial Business Combination, (ii) with respect to 20% of such shares, when the closing price of the Company’s ordinary shares exceeds $12.00 for any 20 trading days within a 30 trading day period following the consummation of an initial Business Combination, (iii) with respect to 20% of such shares, when the closing price of the Company’s ordinary shares exceeds $13.50 for any 20 trading days within a 30 trading day period following the consummation of an initial Business Combination, (iv) with respect to 20% of such shares, when the closing price of the Company’s ordinary shares exceeds $15.00 for any 20 trading days within a 30 trading day period following the consummation of an initial Business Combination, (v) with respect to 20% of such shares, when the closing price of the Company’s ordinary shares exceeds $17.00 for any 20 trading days within a 30 trading day period following the consummation of an initial Business Combination and (vi) with respect to 100% of such shares, immediately if, following a Business Combination, the Company engages in a subsequent transaction (1) resulting in its shareholders having the right to exchange their shares for cash or other securities or (2) involving a consolidation, merger or other change in the majority of the Company’s board of directors or management team in which the company is the surviving entity.